Derivatives - Effect of Derivative Financial Instruments on Statement of Financial Position (Details) - Total derivatives designated as hedging instruments - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Interest Rate Caps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset		$ 0
Liability		1,871
Notional		1,600,606
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset		0
Liability		540
Notional		1,100,606
Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	$ 0	2,701,212
Total derivatives designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset		0
Liability		$ 2,411